Investments in associates and joint ventures (Summarized financial information of material joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross amounts of joint ventures'
Current assets	¥ 60,781,401	¥ 61,799,069
Non-current assets	367,468,662	358,104,242
Current liabilities	(141,620,410)	(138,206,214)
Non-current liabilities	(156,250,607)	(165,575,427)
Equity	130,379,046	116,121,670	¥ 107,614,604	¥ 102,186,737
Revenue	174,009,401	169,550,624	152,459,444
Profit	1,108,205	1,329,974	1,584,207
Total comprehensive income/(loss)	1,679,092	911,085	¥ 998,993
Shanghai Time Shipping [member]
Gross amounts of joint ventures'
Current assets	280,687	345,658
Non-current assets	4,083,160	4,335,923
Current liabilities	(2,367,244)	(2,151,722)
Non-current liabilities	(54,623)	(709,165)
Equity	1,941,980	1,820,694
Revenue	1,613,813	2,423,130
Gross Profit	135,846	129,789
Profit	121,284	425,900
Total comprehensive income/(loss)	121,284	425,900
Dividend received in cash from the joint ventures	0	0
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,941,980	¥ 1,820,694
The Group's and its subsidiaries' effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 970,990	¥ 910,347
Impact of adjustments	18,324	18,324
Carrying amount in the consolidated financial statements	989,314	928,671
Jiangsu Nantong Power [member]
Gross amounts of joint ventures'
Current assets	396,850	763,572
Non-current assets	5,294,584	5,399,783
Current liabilities	(2,660,119)	(2,826,652)
Non-current liabilities	(901,583)	(1,128,274)
Equity	2,129,732	2,208,429
Revenue	2,959,197	3,287,872
Gross Profit	490,578	444,914
Profit	211,589	174,652
Total comprehensive income/(loss)	211,589	174,652
Dividend received in cash from the joint ventures	145,143	24,387
Reconciled to the interests in the joint ventures:
Gross amounts of net assets attributable to shareholders of the associate	¥ 2,129,732	¥ 2,208,429
The Group's and its subsidiaries' effective interest rates	50.00%	50.00%
The Group's share of net assets	¥ 1,064,866	¥ 1,104,215
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	¥ 1,064,866	¥ 1,104,215